Basis of Presentation & Description of Business (Details)			9 Months Ended
	Aug. 20, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) branch_location segment state shares	Nov. 01, 2020 USD ($)	Jan. 31, 2021 USD ($) state branch_location	Feb. 02, 2020 USD ($)	Feb. 03, 2019 USD ($)
Class of Stock and Other Items [Line Items]
IPO proceeds, net of underwriting discounts and commissions | $			$ 663,700,000	$ 0
Operating segments | segment			1
Reportable segments | segment			1
Partnership Interests acquired from consolidated entity (in units)	5,232,558	34,883,721
Partnership Interests acquired from consolidated entity | $		$ 655,900,000
Partnership Interests held (in units)	160,067,161	154,834,603
Goodwill | $			$ 1,515,400,000		$ 1,452,700,000	$ 1,362,300,000	$ 1,307,100,000
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements			85.00%
Percent of realized tax benefits retained by Company, pursuant to Tax Receivable Agreements			15.00%
Preferred dividends | $			$ 0
Preferred stock outstanding (in shares)			0
Number of branch locations | branch_location			300		285
Number of states with branches | state			48		48
Class A common stock
Class of Stock and Other Items [Line Items]
Public ownership interest (in shares)	40,116,279	34,883,721
IPO
Class of Stock and Other Items [Line Items]
Stock offering price (in dollars per share) | $ / shares		$ 20.00
IPO proceeds, net of underwriting discounts and commissions | $		$ 663,700,000
Transaction costs directly attributable to the IPO Transaction | $		$ 7,800,000
IPO | Class A common stock
Class of Stock and Other Items [Line Items]
Number of shares issued (in share)		34,883,721
Underwriter option
Class of Stock and Other Items [Line Items]
Stock offering price (in dollars per share) | $ / shares	$ 20.00
Underwriter option | Class A common stock
Class of Stock and Other Items [Line Items]
Number of shares issued (in share)	5,232,558
Net proceeds after deducting underwriting discounts and commissions | $	$ 99,500,000
Former Limited Partners | Class A common stock
Class of Stock and Other Items [Line Items]
Ownership interest (in shares)		119,950,882
Continuing Limited Partners
Class of Stock and Other Items [Line Items]
Partnership Interests held (in units)		85,853,383
Continuing Limited Partners | Class B common stock
Class of Stock and Other Items [Line Items]
Ownership interest (in shares)		85,853,383
Blocker Company
Class of Stock and Other Items [Line Items]
Goodwill | $		$ 330,000,000.0			$ 330,000,000.0
Former Limited Partners
Class of Stock and Other Items [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements			85.00%
Continuing Limited Partners
Class of Stock and Other Items [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements			85.00%